Summary of Significant Accounting Policies - Summary of Significant Accounting Estimates (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Change in Accounting Estimate [Line Items]
Revenue, Net	$ 22,600,000,000
Provision for restructuringand asset impairments	33,000,000		483,000,000		(8,000,000)
Provisions for receivables	154,000,000	[1]	180,000,000	[1]	289,000,000	[1]
Provisions for litigation and regulatory matters	11,000,000		(4,000,000)		9,000,000
Provision for Obsolete and excess inventory	39,000,000		31,000,000		52,000,000
Provision for product warranty liability	30,000,000		33,000,000		34,000,000
Depreciation and obsolescence of equipment on operating leases	294,000,000		313,000,000		329,000,000
Depreciation of buildings and equipment	405,000,000		379,000,000		247,000,000
Amortization of internal use software	91,000,000		70,000,000		53,000,000
Amortization of product software	11,000,000		7,000,000		5,000,000
Amortization of acquired intangible assets	401,000,000	[2]	316,000,000	[2]	64,000,000	[2]
Amortization of customer contract costs	49,000,000		12,000,000		0
Defined pension benefits - net periodic benefit cost	177,000,000	[3]	304,000,000	[3]	232,000,000	[3]
Other post-retirement benefits - net periodic benefit cost	14,000,000		32,000,000		26,000,000
Receivable adjustments	(3,000,000)		(8,000,000)		(2,000,000)
Amortization of Patents	3,000,000
Income tax expense	386,000,000	[4]	256,000,000	[4]	152,000,000	[4]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	$ 107,000,000		$ 0		$ 0

[1]	Includes net receivable adjustments of $(3), $(8) and $(2) for 2011, 2010 and 2009, respectively.
[2]	Includes amortization of approximately $3 for patents, which is included in cost of sales for each period presented.
[3]	(3)2011 includes $107 pre-tax curtailment gain - refer to Note 14 - Employee Benefit Plans for additional information.
[4]	(4)Includes impacts from changes in unrecognized tax benefits and deferred tax valuation allowances.